Expenses by nature (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Expense by nature
Related party administrative expenses	£ 62	£ 57	£ 131	£ 151
Share based payment expenses			1,715	1,548
Total administrative & research and development expenses
Expense by nature
Total expenses by nature	44,340	24,243	85,298	45,043
Research and development expenses
Expense by nature
Staff costs	12,806	8,336	24,529	15,324
Consultancy costs	14,129	1,202	24,686	3,134
Research and development components, parts and tooling	2,802	2,036	6,103	4,333
Total expenses by nature	29,737	11,574	55,318	22,791
Share based payment expenses	658		1,693
Administrative expenses
Expense by nature
Staff costs (excluding share-based payment expenses)	2,874	3,195	6,169	6,050
Consultancy costs	1,096	1,025	1,835	1,641
Share based payment (credit)/charge	763	2,063	1,650	3,207
Legal and financial advisory costs	2,702	1,063	3,221	1,781
HR advisory and recruitment costs	644	627	858	822
IT hardware and Software costs	2,514	1,906	4,924	3,767
Insurance expenses	64	592	126	1,178
Marketing costs	1,492	433	5,694	585
Premises expenses	766	414	1,119	902
Operational travel and logistics costs	764	388	2,263	693
Aviation and aerospace regulatory fees	201	256	622	349
Depreciation expense	229	252	465	466
Amortisation expense		51		107
Depreciation on right of use property assets	258	202	524	360
Other administrative expenses	174	145	379	193
Related party administrative expenses	62	57	131	151
Total expenses by nature	£ 14,541	£ 12,612	£ 29,849	£ 22,101